NEW ACCOUNTING PRONOUNCEMENTS - Additional Information (Details) - CAD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	$ (74,026,516)	$ 199,093	$ (52,855,947)
Net earnings right-of-use assets	$ 0
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Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognized at date of initial application of IFRS 16	6.00%
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognized at date of initial application of IFRS 16	8.00%